Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent events	Subsequent eventsIn July 2022, we entered into an agreement with Boeing to purchase five additional Boeing 787-9 aircraft. We now have commitments to purchase 461 new aircraft (excluding aircraft for which we have cancellation rights and aircraft with contracted sales at delivery), 31 new engines, 17 new helicopters and other commitments through 2027.